Equity Based Compensation Plans, Summary of stock options activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock options [Roll Forward]
Beginning balance, outstanding (in shares)	300,642,000	378,542,000	393,443,000
Granted (in shares)	197,500,000	18,214,000	32,259,000
Exercised (in shares)	(83,122,000)	(78,381,000)	(18,407,000)
Forfeited and canceled (in shares)	0	(17,733,000)	(28,753,000)
Ending balance, outstanding (in shares)	415,020,000	300,642,000	378,542,000
Options exercisable, ending balance (in shares)	219,820,000	265,770,000	329,909,000
Stock options additional disclosures [Abstract]
Weighted average exercise price, outstanding, beginning balance (in dollars per share)	$ 88.11	$ 82.08	$ 80.63
Weighted average exercise price, granted (in dollars per share)	$ 131.87	$ 107.21	$ 76.68
Weighted average exercise price, exercised (in dollars per share)	$ 84.24	$ 63.97	$ 38.31
Weighted average exercise price, forfeited and canceled (in dollars per share)	$ 0.00	$ 105.40	$ 85.11
Weighted average exercise price, outstanding, ending balance (in dollars per share)	$ 109.71	$ 88.11	$ 82.08
Weighted average exercise price, options exercisable, ending balance (in dollars per share)	$ 92.31	$ 86.28	$ 81.37